Salaries and employee benefits - Summary of salaries and employee benefits (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses by nature [abstract]
Salaries	S/ 565,057	S/ 538,190	S/ 515,333
Workers' profit sharing	90,658	81,837	70,267
Social security	53,840	50,244	47,116
Severance indemnities	41,807	39,862	37,655
Vacations, health insurance and others	47,412	45,781	44,211
Total	S/ 798,774	S/ 755,914	S/ 714,582